Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Financial Information

Information on segments and a reconciliation of income from operations to net loss is as follows:

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30 2021	June 30 2020	June 30 2021	June 30 2020
Revenue
Company-owned restaurants	$15,774,169	$9,112,500	$32,040,829	$24,756,786
Franchise operations	291,853	160,920	473,529	342,596
Total revenue	$16,066,022	$9,273,420	$32,514,358	$25,099,382

Net (Loss) / Income
Company-owned restaurants	(211,959)	(548,134)	(730,077)	($2,474,965)
Franchise operations	80,697	47,344	(6,098)	(27,255)
Total income from operations	(131,261)	(500,790)	(736,175)	(2,502,220)
Corporate and unallocated gains/(expenses)	3,043,595	(712,127)	2,185,937	(1,490,206)
Net (loss) / income	2,912,333	(1,212,917)	1,449,762	(3,992,426)

Depreciation and Amortization
Company-owned restaurants	$203,924	$155,484	423,999	$740,276
Franchise operations	—	—	—	—
Corporate	(3,724)	6,439	2,733	12,878
Total	$200,200	$161,923	$426,732	$753,154

Capital Expenditures
Company-owned restaurants	$563,350	$74,706	$592,375	$89,691
Franchise operations	—	—	—	—
Corporate	-	-	-	-
Total	$563,350	$74,706	$592,375	$89,691

Information on segments and a reconciliation of income from operations to net loss is as follows:

	Year Ended December 31,
	2020	2019
Revenue
Company-owned restaurants	$52,514,801	$28,234,826
Franchise operations	775,600	856,198
Total revenue	$53,290,401	$29,091,024
Net loss
Company-owned restaurants	(2,875,688)	$201,110
Franchise operations	(587,615)	262,538
Total income from operations	(3,463,303)	463,648
Corporate and unallocated expenses	(7,084,734)	(3,108,094)
Net loss	$(10,548,037)	$(2,644,446)

Depreciation and Amortization
Company-owned restaurants	$1,192,768	$606,426
Franchise operations	—	—
Corporate	20,813	5,511
Total	$1,213,581	$611,937

Capital Expenditures
Company-owned restaurants	$444,047	$1,095,746
Franchise operations	—	—
Corporate	—	9,000
Total	$444,047	$1,104,746